30. SUPPLEMENTAL CASH FLOW INFORMATION (Details 3) - CAD CAD in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Reconciliation Liabilities [Roll Forward]
Debt issue costs		CAD 42,867		CAD 58,141
Indebtedness [Member]
Reconciliation Liabilities [Roll Forward]
Beginning balance		3,856,097	[1]	4,063,221		3,545,679
Debt issue costs		(42,867)		(58,141)
Cash outflows		(31,620)		(4,008,356)
Amortization of deferred financing costs, interest rate floor and prepayment option		14,988		12,971		(73,864)
Other				(150)		13,051
Impact of foreign exchange		(253,221)		(113,297)		578,355
Cash inflows				3,935,576
Accrued debt issue costs				(4,459)
Write off of debt issue costs, interest rate floors, prepayment option and premiums				41,183
Non-cash additions	[2]			(16,910)
Ending balance		3,543,377		3,856,097	[1]	4,063,221
Satellite Performance Incentive Payments [Member]
Reconciliation Liabilities [Roll Forward]
Beginning balance		75,985	[1]	87,026		57,728
Cash outflows		(8,436)		(8,934)		24,003
Amortization of deferred financing costs, interest rate floor and prepayment option						(6,702)
Other		18		573		627
Impact of foreign exchange		(4,606)		(2,680)		11,370
Ending balance		62,961		75,985	[1]	87,026
Capital Lease [Member]
Reconciliation Liabilities [Roll Forward]
Beginning balance		422	[1]
Cash outflows		(30)		(30)
Other		2		(2)
Impact of foreign exchange		(25)		(20)
Non-cash additions				474
Ending balance		CAD 369		CAD 422	[1]

[1]	Balance of the indebtedness as at January 1, 2017, included $4,459 of accrued debt issue costs associated with the November 2016 refinancing which were paid in 2017.
[2]	Non-cash additions for the indebtedness includes $(25,581) relating to the interest rate floors on the Senior Secured Credit Facilities and $8,671 relating to the prepayment option on the Senior Notes.